Dividends	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Dividends
39.	DIVIDENDS

Record date	Payment date	Total Dividends on Common Stock
March 21, 2025	April 10, 2025	$7.5
May 13, 2025	May 30, 2025	7.3

		$14.8

During the year ended December 31, 2025, the Company paid ordinary dividends to common shareholders at US $0.05 per common share in the aggregate amount of $14.8 million, recorded as a distribution through retained (deficit) earnings (December 31, 2024 - $21.5 million). During the year ended December 31, 2025, subsequent to the payment on May 30, 2025, the Company’s Board of Directors decided to suspend regular quarterly dividends.